DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2020
DEFERRED INCOME
Schedule of deferred income

	12.31.20	12.31.19
Contractual liabilities (costumers contracts) (1)	529,179	499,035
Disposal of PP&E (2)	107,367	94,383
Government grants (3)	50,474	61,613
Other (4)	59,224	63,051
Total	746,244	718,082

Current	506,806	506,181
Non-current	239,438	211,901

(1)Refers to the balance of contractual liabilities of customers, deferred when they relate to performance obligations  satisfied over time.

(2)Includes the net balances of the residual values from sale of non-strategic towers and rooftops, transferred to income as the conditions for recognition are met.

(3)This refers to: i) government subsidy arising from funds obtained from credit lines to be used in the acquisition of domestic equipment, which have been amortized over the useful life cycle of the equipment; and ii) subsidies arising from projects related to state taxes, which are being amortized over the contractual period.

Schedule of changes in contractual liabilities (IFRS 15), mainly related to the sale of prepaid credits

Balance on 12.31.18	532,207
Additions	6,762,607
Write-offs, net	(6,795,779)
Balance on 12.31.19	499,035
Additions	6,901,785
Write-offs, net	(6,871,641)
Balance on 12.31.20	529,179

Current	479,728
Non-current	49,451

Schedule of expected periods of realization of contractual liabilities

Year
2021	479,728
2022	15,824
2023	3,499
2024	8,089
2025	8,089
2026 onwards	13,950
Total	529,179